Loans Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans Receivable
Loans Receivable
The Account’s loan receivable portfolio is comprised of mezzanine loans secured by the borrower’s direct and indirect interest in commercial real estate. Mezzanine loans are subordinate to first mortgages on the underlying real estate collateral. The following property types represent the underlying real estate collateral for the Account's mezzanine loans:

	December 31,
	2018		2017
	Fair Value	%	Fair Value	%
Office	$512.1	56.2%	$227.0	76.0%
Industrial	176.4	19.3%	—	—%
Retail	101.6	11.1%	34.2	11.4%
Storage	63.2	6.9%	37.6	12.6%
Apartments	59.7	6.5%	—	—%
	$913.0	100.0%	$298.8	100.0%

The Account monitors the risk profile of the loan receivable portfolio with the assistance of a third-party rating service that models the loans and assigns risk ratings based on inputs such as loan-to-value ratios, yields, credit quality of the borrowers, property types of the collateral, geographic and local market dynamics, physical condition of the collateral, and the underlying structure of the loans. Ratings for the loans are updated monthly. Ratings range from AAA to C, with a AAA designation representing debt with the lowest level of credit risk and C representing a high likelihood of default or principal loss. Mezzanine debt in good health is typically reflective of a risk rating in the B range (e.g., BBB, BB, B), as these ratings reflect borrowers having adequate financial resources to service their financial commitments, but also acknowledging that adverse economic conditions, should they occur, would likely impede on a borrowers' ability to pay.
The following table presents the fair values of the Account's loan portfolio based on the risk ratings as of December 31, 2018, listed in order of the strength of the risk rating (from strongest to weakest):

	Number of Loans	Fair Value	%
BBB	3	$175.0	19.2%
BB	5	561.5	61.5%
B	5	170.2	18.6%
NR1	1	6.3	0.7%
	14	$913.0	100.0%
(1) "NR" designates loans not assigned an internal credit rating. As of December 31, 2018, this is representative of one loan collateralized by an interest in a joint venture invested in real estate. The loan is scheduled to mature on July 12, 2019. Management expects all principal and interest owed to the Account for this loan to be collected in full.
The Account has zero loans in non-performing status as of December, 31, 2018.